COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2013
Office Building [Member]
Operating Lease [Line Items]
Schedule of Future Lease Payments of Operating Leases	The aggregate minimum future lease payments under the operating leases are as follows:
DECEMBER 31,	AMOUNT

2014	$28,025
2015	46,038
2016	47,407
2017	48,817
Thereafter	56,581
TOTAL	$226,867

Laboratory Space [Member]
Operating Lease [Line Items]
Schedule of Future Lease Payments of Operating Leases	Aggregate minimum future lease payments under the operating leases are as follows:
YEAR ENDING
DECEMBER 31,	AMOUNT

2014	$22,708